UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                               FORM 10-D

                          ASSET-BACKED ISSUER
          DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                   THE SECURITIES EXCHANGE ACT OF 1934

                For the monthly distribution period from
                    February 2, 2006 to March 1, 2006


       Commission File Number of issuing entity: 333-127589-28


                      Lehman Mortgage Trust 2006-1
        (Exact name of issuing entity as specified in its charter)


        Commission File Number of depositor: 333-127589


             Structured Asset Securities Corporation
           (Exact name of depositor as specified in its charter)


                     Lehman Brother's Holdings, Inc
            (Exact name of sponsor as specified in its charter)


                                Delaware
      (State or other jurisdiction of incorporation or organization of the issuing entity)


                             Not Applicable
                  (I.R.S. Employer Identification No.)


              745 Seventh Ave, 7th Floor, New York, New York 10019
(Address of principal executive offices of the issuing entity)     (Zip Code)

                             (212) 526-7000
                 (Telephone number, including area code)

                            Not Applicable
        (Former name, former address, if changed since last report)



               Registered/reporting pursuant to (check one)

Title                                                       Name of exchange
of class   Section 12(b)   Section 12(g)   Section 15(d)   (If Section 12(b))

Class 1-A1       [ ]             [ ]             [X]              ___________

Class 1-A2       [ ]             [ ]             [X]              ___________

Class 1-A3       [ ]             [ ]             [X]              ___________

Class 1-A4       [ ]             [ ]             [X]              ___________

Class 1-A5       [ ]             [ ]             [X]              ___________

Class 1-A6       [ ]             [ ]             [X]              ___________

Class 2-A1       [ ]             [ ]             [X]              ___________

Class 2-A2       [ ]             [ ]             [X]              ___________

Class 3-A1       [ ]             [ ]             [X]              ___________

Class 3-A2       [ ]             [ ]             [X]              ___________

Class 3-A3       [ ]             [ ]             [X]              ___________

Class 3-A4       [ ]             [ ]             [X]              ___________

Class 3-A5       [ ]             [ ]             [X]              ___________

Class 3-A6       [ ]             [ ]             [X]              ___________

Class 4-A1       [ ]             [ ]             [X]              ___________

Class 4-A2       [ ]             [ ]             [X]              ___________

Class AP         [ ]             [ ]             [X]              ___________

Class AX         [ ]             [ ]             [X]              ___________

Class R          [ ]             [ ]             [X]              ___________

Class B1(1-2)    [ ]             [ ]             [X]              ___________

Class B2(1-2)    [ ]             [ ]             [X]              ___________

Class B3(1-2)    [ ]             [ ]             [X]              ___________

Class B4(1-2)    [ ]             [ ]             [X]              ___________

Class 3B1        [ ]             [ ]             [X]              ___________

Class 3B2        [ ]             [ ]             [X]              ___________

Class 3B3        [ ]             [ ]             [X]              ___________


Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days.  Yes[X]   No[ ]




PART I - DISTRIBUTION INFORMATION


Item 1. Distribution and Pool Performance Information.

On March 27, 2006, a distribution was made to holders of Lehman Mortgage Trust 2006-1. The distribution report is attached as an exhibit to this form 10-D. Please see Item 9(b), Exhibit 1, for the related information.



PART II - OTHER INFORMATION

Item 9. Exhibits.

(a) Distribution Date Statement

(b) Ex.1 - Distribution and Pool Performance Information (each of the data elements specified in Item 1121(a)(11), (12) and (14) of Regulation AB);



SIGNATURES*

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.



                                               _____________________________
                                                       (Depositor)


Date: _______________                          _____________________________
                                                       (Signature)**



                                      [OR]


                                                Lehman Mortgage Trust 2006-1
                                                _____________________________
                                                       (Issuing entity)



Date: April 7th 2006                      By:    Aurora Loan Services LLC
     _________________                          _____________________________
                                                       (Servicer)**


                                                  /s/ E.Todd Whittemore
                                                _____________________________
                                                     E.Todd Whittemore,
                                                  Executive Vice President



*   See General Instruction E to Form 10-D.

** Print the name and title of each signing officer under his or her signature.